Long-Term Loans, Net Of Current Maturities (Summary Of Long-Term Loans, Net Of Current Maturities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Interest percentage spread	4.49%
Long-term debt noncurrent	$ 27,395	$ 41,227
United States of America, Dollars
Debt Instrument [Line Items]
Interest percentage spread	4.31%
Long-term loans	$ 38,563
Long-Term Bank Loans
Debt Instrument [Line Items]
Long-term loans	38,563	52,837
Less: current maturities	11,168	11,610
Long-term debt noncurrent	27,395	41,227
Long-Term Bank Loans | United States of America, Dollars
Debt Instrument [Line Items]
Long-term loans	949	1,504
Long-Term Bank Loans | Euro
Debt Instrument [Line Items]
Long-term loans	$ 37,614	$ 51,333
Long-Term Bank Loans | Minimum | United States of America, Dollars
Debt Instrument [Line Items]
Interest percentage spread	1.35%
Long-Term Bank Loans | Minimum | NIS
Debt Instrument [Line Items]
Interest percentage spread	2.02%
Long-Term Bank Loans | Maximum | United States of America, Dollars
Debt Instrument [Line Items]
Interest percentage spread	1.75%
Long-Term Bank Loans | Maximum | NIS
Debt Instrument [Line Items]
Interest percentage spread	2.50%